LEUTHOLD FUNDS, INC.


                         SUPPLEMENT TO THE STATEMENT OF
                          ADDITIONAL INFORMATION DATED
                               JANUARY 31, 2000 OF
                          LEUTHOLD CORE INVESTMENT FUND



          Rafferty Capital Markets, Inc. serves as principal underwriter for Leuthold Core Investment Fund. Its principal business address is 550 Mamaroneck Avenue, Harrison, New York 10528.

          The date of this Supplement is October 24, 2000.